Going Concern (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Management's Liquidity Plans (Textual)
Cash flows from operations		$ (1,432,896)	$ (1,552,370)	$ (6,853,247)
Accumulated deficit		(42,136,478)		(27,545,255)
Working capital		(16,730,537)
Private placement		$ 15,000,000
Management's Liquidity Plans [Member]
Management's Liquidity Plans (Textual)
Cash flows from operations				6,853,247
Accumulated deficit				(27,545,255)
Working capital				$ (6,477,230)
Management's Liquidity Plans [Member] | Subsequent Event [Member]
Management's Liquidity Plans (Textual)
Sale of equity	$ 13,000,000